Financial Assets At Fair Value Through Profit Or Loss - (Additional Information) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2022 USD ($)	Jun. 01, 2022	May 05, 2022	Feb. 28, 2022 HKD ($)	Dec. 28, 2021
Financial Assets At Fair Value Through Profit or Loss [Line Items]
Unrealized gain on stock loan	$ 70,293,600
AMTD Digital [Member]
Financial Assets At Fair Value Through Profit or Loss [Line Items]
Equity interests of acquirer						$ 7,756,228,581
AMTD Digital [Member] | Class A and Class B Ordinary Shares [Member]
Financial Assets At Fair Value Through Profit or Loss [Line Items]
Equity interests of acquirer			$ 993
Investment A [member]
Financial Assets At Fair Value Through Profit or Loss [Line Items]
Effective interest rate of financial assets reclassified out of financial assets at fair value through profit or loss				2.00%	2.00%		2.00%
Investment H [Member]
Financial Assets At Fair Value Through Profit or Loss [Line Items]
Extinguishment of Debt, Amount	163,180,000
Listed Equity Shares [member]
Financial Assets At Fair Value Through Profit or Loss [Line Items]
Unrealized gain on stock loan		$ 47,378,880
Listed Equity Shares [member] | Stock Loan [member]
Financial Assets At Fair Value Through Profit or Loss [Line Items]
Fair value of listed equity shares	$ 169,583,400	$ 211,331,400